Note 8 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]

8. Long-Term Bank Loans

These consist of bank loans of the ship-owning companies. Outstanding long-term bank loans as of December 31, 2022 and June 30, 2023 are as follows:

Borrower	December 31, 2022	June 30, 2023
Noumea Shipping Ltd. / Gregos Shipping Ltd.	7,875,000	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	6,650,000	-
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	31,100,000	28,380,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	7,500,000	6,500,000
Jonathan Shipowners Ltd.	10,600,000	8,400,000
Marcos Shipping Ltd.	26,000,000	22,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	18,250,000	16,250,000
Gregos Maritime Ltd.	-	25,300,000
Terataki Shipping Ltd.	-	26,000,000
	107,975,000	132,830,000
Less: Current portion	(55,765,000)	(28,150,000)
Long-term portion	52,210,000	104,680,000
Deferred charges, current portion	345,185	323,686
Deferred charges, long-term portion	397,914	708,031
Long-term bank loans, current portion net of deferred charges	55,419,815	27,826,314
Long-term bank loans, long-term portion net of deferred charges	51,812,086	103,971,969

The future annual loan repayments are as follows:

To June 30:
2024	28,150,000
2025	34,750,000
2026	21,750,000
2027	7,600,000
2028 and thereafter	40,580,000
Total	132,830,000

Details of the loans are discussed in Note 9 of our consolidated financial statements for the year ended  December 31, 2022 included in the 2022 Annual Report.

On February 6, 2023, Kea Shipowners Ltd., Spetses Shipowners Ltd. and Hydra Shipowners Ltd. repaid the full amount of outstanding indebtedness amounting to $6,650,000 by using the Company’s own funds and became unencumbered.

On May 30, 2023, Noumea Shipping Ltd. and Gregos Shipping Ltd. repaid the full amount of outstanding indebtedness amounting to $7,500,000 as of that date by using the Company’s own funds and became unencumbered.

On  March 30, 2023, the Company signed a loan agreement with Eurobank Ergasias S.A., for a loan up to the lesser of $26.0 million or up to 67% of the vessel’s market value for the financing of part of the construction cost of M/V “Gregos” (Hull No. 4201). The drawdown of $26.0 million took place on  March 31, 2023. The loan is payable in twenty-eight consecutive quarterly instalments, twelve in the amount of $700,000 and sixteen in the amount of $450,000, with a $10,400,000 balloon payment to be made together with the last installment. The interest rate margin is 2.15% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Gregos", (ii) first assignment of earnings and insurance of M/V "Gregos" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

On  June 29, 2023, the Company signed a loan agreement with the National Bank of Greece S.A., for a loan up to the lesser of $26.0 million or up to 65% of the vessel’s market value for the financing of part of the construction cost of M/V “Terataki” (Hull No. 4202). The drawdown of $26.0 million took place on  June 29, 2023. The loan is payable in twenty-four consecutive quarterly instalments, twelve in the amount of $800,000 and twelve in the amount of $200,000, with a $14,000,000 balloon payment to be made together with the last installment. The interest rate margin is 2.15% over SOFR. The loan is secured with (i) first priority mortgage over M/V "Terataki", (ii) first assignment of earnings and insurance of M/V "Terataki" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

On July 13, 2023, the Company signed and drew a term loan facility with Piraeus Bank S.A. (the “Lender”) in order to refinance the existing indebtedness of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” with the bank amounting to $28,380,000 as of June 30, 2023 and provide the Company with working capital. This is a $40,000,000 loan drawn by Antwerp Shipping Ltd., Busan Shipping Ltd., Keelung Shipping Ltd. and Oakland Shipping Ltd. as Borrowers. The loan is payable in sixteen consecutive quarterly instalments of $1,250,000 each and a final balloon instalment in the amount of $20,000,000 paid together with the last instalment. A margin of 0.9% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the Lender and pledged in favor of the Lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V "Synergy Antwerp”, M/V "Synergy Busan”, M/V "Synergy Keelung” and M/V "Synergy Oakland”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The abovementioned refinancing resulted in an amount of $17.4 million being reclassified from “Long term bank loans, current portion” to “Long term bank loans, net of current portion” in the unaudited condensed consolidated balance sheet as of June 30, 2023.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of Euroseas Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the security cover ratio  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from 120% to 130%), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,593,173 and $6,372,338 as of  December 31, 2022 and  June 30, 2023, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of  June 30, 2023, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended  June 30, 2022 and 2023 amounted to $2,146,602 and $2,087,399, respectively, after capitalized interest on vessels under construction was recorded for the six-month period ended June 30, 2023 of $2,316,115 (2022: NIL).